Institutional Class | Thrivent Diversified Income Plus Fund
Thrivent Diversified Income Plus Fund THYFX
Investment Objective
Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Diversified Income Plus Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Diversified Income Plus Fund
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund (Underlying Fund) Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.81%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Diversified Income Plus Fund	83	259	450	1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Fund invests in a diversified portfolio of income-producing debt and equity securities. The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the adviser. The Fund may also invest in mortgage-backed securities (including commercially backed ones) and asset-backed securities. The equity securities in which the Fund invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments to price of which is linked to the value of common stock.

Under normal circumstances, the Fund invests in the following asset classes within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	70%	50-90%
Equity Securities	30%	10-50%

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the fixed income markets would have a material adverse effect on the Fund’s total return given its significant allocation to fixed income securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the MSCI World Index – USD Net Returns, which measures the performance of stock markets in developed countries throughout the world, the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, and the Barclays U.S. High Yield Loan Index, which measures the performance of U.S.-dollar denominated syndicated term loans. The Fund now compares its returns to MSCI World Index – USD Net Returns rather than the Russell Developed Index because the Fund believes it more accurately represents the Fund’s investment objective and principal strategies. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

Effective June 30, 2006, based on approval of the Fund’s board of trustees and Fund shareholders, the Fund’s investment objective and principal strategies were changed, which had the effect of converting the Fund from one which invested at least 80% of its assets in high yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Fund’s name changed from Thrivent High Yield Fund II to Thrivent Diversified Income Plus Fund. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+14.90%
Worst Quarter:	Q4 ‘08	-16.20%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2014)
Average Annual Total Returns Institutional Class Thrivent Diversified Income Plus Fund		1 Year	5 Years	10 Years	Inception Date
Institutional Shares		3.90%	9.18%	6.29%
Institutional Shares (after taxes on distributions)		1.75%	7.14%	3.90%
Institutional Shares (after taxes on distributions and redemptions)		2.68%	6.32%	3.76%
MSCI World Index – USD Net Returns (reflects no deduction for fees, expenses or taxes)		4.94%	10.20%	6.03%
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)		6.08%	3.73%	4.75%
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)	[1]	1.54%	5.52%		Jan. 01, 2006
Russell Developed Index (reflects no deduction for fees, expenses or taxes)		5.27%	11.22%	6.88%
[1]	This index began on January 1, 2006.